Derivative Liabilities	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 11 – DERIVATIVE LIABILITIES

At September 30, 2018 and December 31, 2017, the Company had warrants that contain net cash settlement provisions or do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company concluded that the warrants should be accounted for as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the black-scholes option pricing model at September 30, 2018:

September 30, 2018
Common stock issuable upon exercise of warrants	1,129,121
Market value of common stock on measurement date	$2.92
Exercise price	$3.10
Risk free interest rate (1)	2.59 – 2.88%
Expected life in years	1.3 – 3.3 years
Expected volatility (2)	67 – 68%
Expected dividend yields (3)	0%

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The expected volatility rate was determined by calculating the volatility of the Company’s peers’ common stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

The following table shows the change in the Company’s derivative liabilities rollforward for the nine months ended September 30, 2018:

Amount
Balance, December 31, 2017	$1,857,252
Initial valuation of derivative liabilities upon issuance of warrants	149,321
Cancellation of warrants	(1,253,140)
Change in fair value of derivative liabilities	334,990

Balance, September 30, 2018	$1,088,423

The change in fair value of derivative liabilities includes losses from exercise price modifications.